Profit and loss information - Schedule of expenses by nature (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Operating Expense [Line Items]
Employee benefit expenses	€ (20,899)	€ (14,400)	€ (32,870)	€ (42,557)	€ (31,153)	€ (64,428)
Depreciation and amortization	(22,090)	(29,034)	(26,955)	(50,172)	(58,418)	(54,921)
Agent costs	(3,524)	(1,680)	(24,351)	(5,873)	(2,481)	(43,704)
IT costs	(3,497)	(2,243)	(3,697)	(5,447)	(5,232)	(7,410)
Auditors, lawyers and consultants	(2,452)	(1,666)	(8,471)	(5,183)	(3,211)	(10,423)
Advertising and promotion	(2,420)	(224)	(2,903)	(4,495)	(628)	(4,762)
Travel, entertainment, office and rental cost	(567)	(394)	(1,583)	(934)	(721)	(3,564)
Change in fair value of warrants	24,484	1,920	0	13,735	1,920	0
Other operating expense		(247,521)			(252,134)	(1,336)
Other operating income	7,637		1,079	9,947
Operating expenses	(23,328)	(295,242)	(99,751)	(90,979)	(352,058)	(190,548)
Of which exceptional items	30,399	(249,218)	(7,346)	18,230	(254,136)	(9,198)
Capitalised development expenditure
Operating Expense [Line Items]
Of which capitalized expenditure	€ 4,290	€ 4,292	€ 6,336	€ 8,138	€ 8,578	€ 11,314